ORGANIZATION AND BUSINESS DESCRIPTION (Details)	12 Months Ended
Dec. 31, 2022
Subsidiary Four [Member]
Name of Entity	China Liberal Beijing
Date of incorporation	Aug. 08, 2011
Place of incorporation	Beijing, PRC
% of Ownership	100.00%
Principal Activities	Education service provider
Subsidiary One [Member]
Name of Entity	China Liberal
Date of incorporation	Feb. 25, 2019
Place of incorporation	Cayman Islands
% of Ownership	Parent
Principal Activities	Investment holding
Subsidiary Three [Member]
Name of Entity	Boya Hong Kong
Date of incorporation	May 11, 2011
Place of incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Five Member
Name of Entity	China Liberal Fujian
Date of incorporation	Apr. 19, 2021
Place of incorporation	Fuzhou, PRC
% of Ownership	100.00%
Principal Activities	Education service provider
Subsidiary Two [Member]
Name of Entity	Yi Xin BVI
Date of incorporation	Oct. 19, 2010
Place of incorporation	BVI
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Six [Member]
Name of Entity	Oriental Wisdom
Date of incorporation	Aug. 17, 2009
Place of incorporation	Beijing, PRC
% of Ownership	100.00%
Principal Activities	Education service provider
Subsidiary Seven [Member]
Name of Entity	Wanwang
Date of incorporation	Mar. 23, 2018
Place of incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding company
Subsidiary Eight [Member]
Name of Entity	Wan Zhong (H. K.) Education Investment Co., Ltd (“Wan Zhong”)
Date of incorporation	Jul. 20, 2016
Place of incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding company
Subsidiary Nine [Member]
Name of Entity	Fujian Wanzhong Education Investment Management Co., Ltd (“Fujian Wanzhong”)
Date of incorporation	Dec. 12, 2008
Place of incorporation	Fujian, China
% of Ownership	100.00%
Principal Activities	Holding company
Subsidiary Ten [Member]
Name of Entity	Aiways Automobile
Date of incorporation	Sep. 29, 2022
Place of incorporation	Cayman Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Eleven [Member]
Name of Entity	Aiways Merger Sub
Date of incorporation	Sep. 29, 2022
Place of incorporation	Cayman Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Twelve [Member]
Name of Entity	FMP
Date of incorporation	Jan. 24, 2017
Place of incorporation	Fujian, China
% of Ownership	100.00%
Principal Activities	Education program to college students
Subsidiary Thirteen [Member]
Name of Entity	Strait College
Date of incorporation	Sep. 01, 2009
Place of incorporation	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Education program to college students